Average Annual Total Returns - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - Fidelity Environment and Alternative Energy Fund
Apr. 29, 2023
Fidelity Environment and Alternative Energy Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.04%)
Past 5 years	5.12%
Past 10 years	9.79%
Fidelity Environment and Alternative Energy Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.16%)
Past 5 years	3.79%
Past 10 years	8.47%
Fidelity Environment and Alternative Energy Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.33%)
Past 5 years	3.82%
Past 10 years	7.76%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
FT128
Average Annual Return:
Past 1 year	(20.39%)
Past 5 years	12.57%
Past 10 years	14.10%